Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
Accounts receivable, net of allowance	191.2	160.9		128.9
Income tax receivable	1.2	10.6		11.9
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Loan to related party	11.7	11.7		0
Other current assets	20.2	21.8		23.0
Total current assets	454.7	427.4		370.4
Equity in non-consolidated investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Liabilities
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Dividends payable	5.6	5.2		5.1
Short-term debt and current portion of long-term debt	0	0		1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Accrued postretirement benefits	104.8	104.1		86.1
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Commitments and contingent liabilities
Equity
Senior Convertible Preferred Stock, $0.01 par value per share; 10,000,000 shares authorized; no shares issued	0	0		0
Common Stock, $0.01 par value per share; 40,000,000 shares authorized	0.2	0.2		0.2
Additional paid-in capital	145.1	142.9		137.0
Retained earnings (deficit)	17.2	6.7		(11.7)
Accumulated other comprehensive loss	(23.5)	(30.2)		(12.3)
Treasury stock, at cost	(26.5)	(24.8)		(24.5)
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total equity	125.2	107.2	113.0	99.9	54.8
Total liabilities and equity	$ 754.1	$ 730.7		$ 669.2